Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share based Compensation
Share based Compensation

25. Share‑based Compensation

Compensation expenses recognized for share-based awards granted by the Company were as follows:

	For the Year Ended December 31,
	2018	2019	2020
Cost of sales	—	—	1,515
Research and development expenses	—	—	60,789
Selling, general and administrative expenses	—	—	80,491
Total	—	—	142,795

In July 2019, the Group adopted the 2019 Share Incentive Plan (the "2019 Plan"), which allows the Company to grant options of the Group to its employees, directors and consultants. As of December 31, 2020, the maximum number of Class A ordinary shares that may be issued under the 2019 Plan is 141,083,452.

The Group began to grant share options to employees from 2015. In conjunction with the Company’s Reorganization in July 2019, the Group transferred share options from Beijing CHJ to the Company according to the 2019 Plan. The share options of the Group under the 2019 Plan have a contractual term of ten years from the grant date. The options granted have both service and performance condition. The options are generally scheduled to be vested over five years, one‑fifth of the awards shall be vested upon the end of the calendar year in which the awards were granted. Meanwhile, the options granted are only exercisable upon the occurrence of an IPO by the Group.

These awards have a service condition and a performance condition related to an IPO. For share options granted with performance condition, the share-based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share-based compensation expenses for these options that have satisfied the service condition were recorded upon the completion of the IPO in the third quarter of 2020. The Group recognized the share options of the Company granted to the employees using graded-vesting method over the vesting term of the awards, net of estimated forfeitures.

In July 2020, the Group adopted the 2020 Share Incentive Plan (the "2020 Plan"), which allows the Company to grant options of the Group to its employees, directors and consultants. The 2020 Plan allows the Company to grant share options units up to a maximum of 30,000,000 Shares, subject to automatic annual increase. As of December 31, 2020, no award has been granted under the 2020 Plan.

The following table summarizes activities of the Company’s share options under the 2019 Plan for the years ended December 31, 2018, 2019 and 2020:

			Weighted
	Number of	Weighted	Average	Aggregate
	Options	Average	Remaining	Intrinsic
	Outstanding	Exercise Price	Contractual Life	Value
		US$	In Years	US$
Outstanding as of December 31, 2017	45,390,000	0.10	8.33	30,411
Granted	6,250,000	0.10
Forfeited	—	—
Outstanding as of December 31, 2018	51,640,000	0.10	7.57	41,312
Granted	3,430,000	0.10
Forfeited	(310,000)	0.10
Outstanding as of December 31, 2019	54,760,000	0.10	6.73	73,926
Granted	4,224,000	0.10
Forfeited	(2,070,000)	0.10
Outstanding as of December 31, 2020	56,914,000	0.10	5.95	814,724

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock at each reporting date.

The weighted‑average grant date fair value for options granted under the Company’s 2019 Plan for the years ended December 31, 2018, 2019 and 2020 was US$0.75,  US$0.99 and US$1.71,  respectively, computed using the binomial option pricing model.

              The number of vested and exercisable options as of December 31, 2020 was 40,410,000, with average exercise price of US$0.10 while none options were vested as of December 31, 2019.

The fair value of each option granted under the Company’s 2019 Plan for the years ended December 31, 2018, 2019 and 2020 was estimated on the date of each grant using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

	For the Year Ended December 31,
	2018	2019	2020
Exercise price (US$)	0.10	0.10	0.10
Fair value of the ordinary shares on the date of option grant (US$)	0.77 - 0.89	0.90 - 1.45	1.35 - 1.90
Risk‑free interest rate	3.69% - 3.92%	1.98% - 3.17%	0.69% - 1.92%
Expected term (in years)	10.00	10.00	10.00
Expected dividend yield	0%	0%	0%
Expected volatility	50% - 51%	47% - 48%	45% - 46%

Risk‑free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.

As of December 31, 2020, there were US$7,241 of unrecognized compensation expenses related to the share options granted to the Group’s employees, which are expected to be recognized over a weighted-average period of 3.94 years and may be adjusted for future changes in forfeitures.